FINANCIAL INSTRUMENTS AND RISKS	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
FINANCIAL INSTRUMENTS AND RISKS

28.	FINANCIAL INSTRUMENTS AND RISKS

28.1Financial instruments categories

The financial instruments held by the Company are managed through operational strategies and internal controls to assure liquidity, profitability, and transaction security. Transactions involving financial instruments are regularly reviewed to assess the effectiveness of the risk exposure that management intends to cover (foreign exchange, and interest rate, among others).

The table below shows all of the consolidated financial instruments recognized in the financial statements, segregated by category:

	2023	2022
Assets
Amortized cost
Cash and cash equivalents less bank overdrafts (Note 21.1)	16,059.0	14,852.1
Trade receivables excluding prepaid expenses	7,566.7	7,791.4
Investment securities (Note 21.2)	242.2	219.1
Subtotal	23,867.9	22,862.6
Fair value through profit or loss
Investment securities (Note 21.2)	277.2	454.5
Derivatives hedges (Note 28)	379.7	273.8
Subtotal	656.9	728.3
Total assets	24,524.8	23,590.9

Liabilities
Amortized cost
Trade payables (Note 26)	23,502.4	24,837.9
Interest-bearing loans and borrowings (Note 23)	3,501.1	3,770.7
Other liabilities	2,129.6	2,015.6
Subtotal	29,133.1	30,624.2
Fair value through profit or loss
Put options granted on subsidiaries (i)	2,791.1	3,060.3
Derivatives hedges (Note 28)	763.1	729.4
Other liabilities	272.6	333.7
Subtotal	3,826.8	4,123.4
Total liabilities	32,959.9	34,747.6

(i)	Put options granted on subsidiaries: the Company constituted a liability related to the acquisition of a non-controlling interest of the operations in the Dominican Republic. This financial instrument is denominated in US Dollars (Tranche A) and Dominican Pesos (Tranche B) and is recorded by an entity, whose functional currency is the Real. The Company assigned this financial instrument as a hedging instrument for a portion of its net assets located in subsidiaries whose functional currency is the US Dollar and the Dominican Peso, in such a manner that the hedge result can be recorded in other comprehensive income of the group, following the result of the hedged item.

28.2 Derivative financial instruments

The use of derivative financial instruments by the Company follow strictly the Financial Risk Management Policy (“Policy”) approved by Management. The instruments authorized by the Policy are Futures contracts traded on exchanges, full deliverable forwards, non-deliverable forwards, swaps, and options. The Policy excludes the use of derivatives when they are not related to the Company's business. At December 31, 2023, the Company and its subsidiaries had no target forwards, swaps with currency verification, or any other derivative transactions representing a risk level above the nominal value of the contracts. The derivative operations are managed on a consolidated basis and classified based on the strategy according to their purposes, as follows:

i) Cash flow hedge derivative instruments

ii) Fair value hedge derivative instruments.

iii) Net investment hedge derivative instruments.

In accordance with the hedge accounting, the effective hedge amount is recorded in equity and, in the event of an ineffective portion this result is recorded immediately in finance result during the period ineffectiveness was identified, for cash flow hedge and net investment hedge

The Company measures derivative financial instruments by calculating their fair value, using market curves that impact the value of the instrument as at the computation date. In the case of swaps, the asset and the liability positions are estimated independently and brought to their fair value, equivalent to the difference between the results of the asset and liability amounts, which generates the swap’s market value. For traded derivative financial instruments, the fair value is calculated based on the exchange-listed price. The following tables summarize the exposure identified and protected in accordance with the Company's Risk Policy.

Transactions protected by derivative financial instruments in accordance with the Financial Risk Management Policy

2023
			Fair Value		Gain / (Losses)
Hedge position	Risk	Notional	Assets	Liability	Finance Result	Operational Result	Equity

Cost		17,374.2	379.5	(742.0)	(1,639.6)	34.6	(285.2)
	Commodities	4,025.7	198.3	(219.4)	(388.3)	(336.2)	(105.4)
	US Dollars	13,200.0	164.9	(522.4)	(1,250.7)	363.9	(182.1)
	Euros	37.4	0.1	(0.2)	(0.5)	2.6	0.5
	Mexican Pesos	111.1	16.2	-	(0.1)	4.3	1.8

Importing of fixed assets		249.7	0.1	(14.6)	11.0	3.4	5.0
	US Dollars	249.7	0.1	(14.6)	11.0	3.4	5.0

Expenses		64.7	0.1	(4.2)	(25.6)	(0.1)	1.1
	US Dollars	64.7	0.1	(4.2)	(25.6)	(0.1)	1.1

Cash		(59.3)	-	(2.3)	13.7	-	-
	US Dollars	(59.3)	-	(2.3)	13.7	-	-
At December 31, 2023		17,629.3	379.7	(763.1)	(1,640.5)	37.9	(279.1)

	2022
			Fair Value		Gain / (Losses)
Hedge position	Risk	Notional	Assets	Liability	Finance Result	Operational Result	Equity

Cost		19,853.3	271.8	(719.4)	(3,075.2)	452.7	134.3
	Commodities	4,809.9	100.8	(376.0)	63.5	(32.3)	(475.0)
	US Dollars	14,874.7	157.7	(342.9)	(3,139.2)	477.1	596.6
	Euros	32.2	1.9	-	(0.7)	(0.3)	1.2
	Mexican Pesos	136.5	11.4	(0.5)	1.2	8.2	11.5

Fixed assets		226.8	1.5	(5.4)	(5.9)	4.9	(13.0)
	US Dollars	226.8	1.5	(5.4)	(5.9)	4.9	(13.0)

Expenses		204.9	0.5	(4.6)	(42.5)	9.1	(14.8)
	US Dollars	204.9	0.5	(4.6)	(42.5)	9.1	(14.8)

Cash		-	-	-	(17.1)	-	-
	American Dollar	-	-	-	(17.1)	-	-
At December 31, 2022		20,285.0	273.8	(729.4)	(3,140.7)	466.7	106.5

28.2.1 Instrument maturity

As of December 31, 2023, the Notional and Fair Value amounts per instrument and maturity were as follow:

		Notional Value
Exposure	Risk	2024	2025	2026	2027	>2027	Total

Cost		16,763.3	610.9	-	-	-	17,374.2
	Commodities	3,924.3	101.4	-	-	-	4,025.7
	US Dollars	12,690.5	509.5	-	-	-	13,200.0
	Euros	37.4	-	-	-	-	37.4
	Mexican Pesos	111.1	-	-	-	-	111.1

Importing of fixed assets		249.7	-	-	-	-	249.7
	US Dollars	249.7	-	-	-	-	249.7

Expenses		64.7	-	-	-	-	64.7
	US Dollars	64.7	-	-	-	-	64.7

Cash		(59.3)	-	-	-	-	(59.3)
	US Dollars	(59.3)	-	-	-	-	(59.3)
		17,018.4	610.9	-	-	-	17,629.3

		Fair Value
Exposure	Risk	2024	2025	2026	2027	>2027	Total

Costs		(352.5)	(10.0)	-	-	-	(362.5)
	Commodities	(14.2)	(6.9)	-	-	-	(21.1)
	US Dollars	(354.4)	(3.1)	-	-	-	(357.5)
	Euros	(0.1)	-	-	-	-	(0.1)
	Mexican Pesos	16.2	-	-	-	-	16.2

Importing of fixed assets		(14.5)	-	-	-	-	(14.5)
	US Dollars	(14.5)	-	-	-	-	(14.5)

Expenses		(4.1)	-	-	-	-	(4.1)
	US Dollars	(4.1)	-	-	-	-	(4.1)

Cash		(2.3)	-	-	-	-	(2.3)
	US Dollars	(2.3)	-	-	-	-	(2.3)
		(373.4)	(10.0)	-	-	-	(383.4)

Margins pledged as guarantees

In order to comply with the guarantee requirements regarding derivative exchanges and/or counterparties to certain operations with derivative financial instruments, as at December 31, 2023, the Company held R$197.7 in highly liquid financial investments or in cash, classified as cash and cash equivalents and investment securities (R$376.9 as at December 31, 2022).

28.3 Classification of financial instruments

	2023				2022

	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Investment securities	277.2	-	-	277.2	454.5	-	-	454.5
Derivatives – operational hedge	53.4	326.3	-	379.7	57.0	216.8	-	273.8
	330.6	326.3	-	656.9	511.5	216.8	-	728.3
Financial liabilities
Put options granted on subsidiaries	-	-	2,791.1	2,791.1	-	-	3,060.3	3,060.3
Other liabilities	-	-	272.6	272.6	-	-	333.7	333.7
Derivatives liabilities at fair value through profit and loss	2.3	-	-	2.3	-	-	-	-
Derivatives – operational hedge	70.0	690.8	-	760.8	76.1	653.3	-	729.4
	72.3	690.8	3,063.7	3,826.8	76.1	653.3	3,394.0	4,123.4

28.3.1 Financial instruments level 3

As part of the negotiations regarding the acquisition of the shares of Tenedora, the Company signed at 2020 the second amendment to the Shareholders' Agreement extending the partnership between the Company and ELJ. As at December 2023, ELJ was the owner of 15% of the shares of Tenedora, and its put options was divided into two tranches: (i) Tranche A, corresponding to 12.11% of the shares, that was exercised at January 04, 2024; and (ii) Tranche B, corresponding to 2.89% of the shares, exercisable from 2026. The Company, on the other hand, has a call option over Tranche B shares, exercisable from 2029. On December 31, 2023, the sum of the two ELJ tranches is R$2,791.1 (R$3,053.7 on December 31, 2022).

The fair value of (i) Tranche A is calculated considering the interest under the contract, plus foreign exchange variations, less the dividends paid between the date of signature of the amendment and the exercise of the option. The fair value of (ii) Tranche B is calculated based on the EBITDA multiple defined in the contract, less the net debt, brought to its present value, calculated using standard valuation techniques (the present value of the principal amount and future interest, discounted by the local currency’s WACC rate as at the date of the calculation). The criteria used are based on market information from reliable sources and are categorized as “Level 3”.

28.3.2 Reconciliation of changes in the assets categorized at Level 3

Financial liabilities at December 31, 2022	3,394.0
Acquisition of investments	(64.2)
Level reclassification	(6.6)
Total gains and losses during the period	(259.5)
Losses/(gains) recognized in net income	(269.9)
Losses/(gains) recognized in equity	10.4
Financial liabilities at December 31, 2023	3,063.7

28.4 risk management

The Company is exposed to foreign currency, interest rate, commodity price, liquidity, and credit risk in the ordinary course of its business. The Company analyzes each of these risks both individually and on a consolidated basis, to define strategies to manage the economic impact on risk’s performance consistent with its Financial Risk Management Policy.

The objective of this policy is intended to provide guidelines for the management of the financial risks inherent to the capital markets in which Ambev operates. The policy includes four main aspects: (i) transactional risks related to the business; (ii) financial statement translation risk; (iii) credit risks of financial counterparties and (iv) capital structure; financing and liquidity.

The policy establishes that all the financial assets and liabilities in each country in which Ambev operates must be denominated in their respective local currencies. The policy also sets out the procedures and controls required to identify, measure, and minimize market risks, such as variations in foreign exchange rates, interest rates and commodities (mainly aluminum, sugar, wheat, corn and paraxylene) that may affect Ambev’s revenue, costs and/or investment amounts. The known risks (e.g., foreign currency and interest) shall be hedged by contracting derivative financial instruments. Existing risks which are not yet recorded (e.g., future contracts for the purchase of raw materials or property, plant and equipment) shall be mitigated using projections for the period required for the Company to adapt to the new costs’ scenario, which may vary from ten to fourteen months, also through the use of derivative financial instruments. Most translation risks are not hedged. The exceptions to the policy must be approved by the Operations and Finance Committee (“COF”)

28.4.1 Market risk

28.4.1.1 Interest rate risk: consists of the possibility that the Company may incur losses due to fluctuations in interest rates, which may increase the financial expenses of financial liabilities, and/or decrease the financial income of financial assets, as well as negatively impact the fair value of financial assets measured at fair value. To mitigate this risk the Company applies a dynamic interest rate hedging approach, whereby the target mix between fixed and floating rate debt is reviewed periodically. The purpose of the Company’s policy is to achieve an optimal balance between the cost of funding and the volatility of financial results, considering market conditions. The Company’s overall business strategy, which is reviewed periodically.

The table below demonstrates the Company’s exposure related to debts. In 2023, the Company does not hold hedge positions to the exposure described below:

	2023		2022
	Risk		Risk
	Interest rate	Amount	Interest rate	Amount
Brazilian Reais	8.1%	243.2	8.5%	230.1
Post fixed interest rate		243.2		230.1

Brazilian Reais	10.1%	2,372.0	8.5%	2,602.1
Working Capital in Argentinean Peso	0.0%	-	73.5%	74.3
Other	11.5%	405.6	10.4%	421.3
US Dollars	14.0%	-	14.0%	6.2
Canadian Dollars	5.6%	480.3	5.3%	511.0
Pre-fixed interest rate		3,257.9		3,614.9

Sensitivity analysis

The Company substantially mitigates the risks arising from non-derivative financial assets and liabilities, through the use of derivative financial instruments. In this context, the Company has identified the main risk factors that could generate losses from these derivative financial instruments, and has developed a sensitivity analysis based on three scenarios, which may impact the Company’s future results and/or cash flow, as described below:

1 - Probable scenario: Management’s expectations regarding the deterioration of each transaction’s main risk factor. To measure the possible effects on the results of derivative transactions, the Company uses the parametric Value at Risk (“VaR”), a statistical measure developed based on estimates of standard deviation and correlation between the returns of several risk factors. This model gives the loss limit expected for an asset over a certain time period and confidence interval. Under this methodology, the potential exposure of each financial instrument, a range of 95% and a horizon of 21 days from December 31, 2023, were used for the calculation, which are presented in the model.

2 - Adverse scenario: 25% deterioration in each transaction’s main risk factor compared to the level observed as at December 31, 2023.

3 - Remote scenario: 50% deterioration in each transaction’s main risk factor compared to the level observed as at December 31, 2023.

Sensitivity analysis of exchange rate variations and commodity price variations:

Transaction	Risk	Fair value	Probable scenario	Adverse scenario	Remote scenario

Commodities hedge	Decrease in commodities price	(21.1)	94.6	985.4	1,991.9
Input purchases		21.1	(94.6)	(985.4)	(1,991.9)
Foreign exchange hedge	Foreign currency decrease	(341.4)	(163.3)	2,995.8	6,333.0
Input purchases		341.4	104.9	(3,336.8)	(7,014.9)
Cost effects		-	(58.4)	(341.0)	(681.9)

Foreign exchange hedge	Foreign currency decrease	(14.5)	(13.2)	47.9	110.3
Capex Purchases		14.5	13.2	(47.9)	(110.3)
Fixed asset effects		-	-	-	-

Foreign exchange hedge	Foreign currency decrease	(4.1)	(3.7)	12.0	28.2
Expenses		4.1	(1.7)	(44.0)	(92.2)
Result of expense effects		-	(5.4)	(32.0)	(64.0)

Foreign exchange hedge	Foreign currency decrease	(2.3)	(2.5)	(17.1)	(31.9)
Cash		2.3	2.5	17.1	31.9
Cash effects		-	-	-	-
		-	(63.8)	(373.0)	(745.9)

28.4.1.2 Foreign currency risk: the Company is exposed to foreign currency risk on borrowings, investments, purchases, dividends and/or interest expenses/income where these are denominated in a currency other than the functional currency of Group entity. The main derivative financial instruments used to manage foreign currency risk are futures contracts, swaps, options, non-deliverable forwards, and full deliverable forwards.

28.4.1.3 Commodity Risk: A significant portion of the Company’s inputs is made up of commodities, which have historically experienced substantial price fluctuations. The Company therefore uses both fixed prices purchasing contracts and derivative financial instruments to minimize its exposure to volatility in the commodity prices of aluminum, sugar, wheat, corn and paraxylene. These derivative financial instruments have been designated as cash flow hedges.

28.4.2 Credit Risk

A substantial portion of the Company’s sales is made to distributors, supermarkets, and retailers, through a broad distribution network. Credit risk is reduced due to the large number of customers and control procedures used to monitor risk. Historically, the Company has not incurred significant losses on receivables from customers.

In order to minimize the credit risk of its investments, the Company has adopted procedures for the allocation of cash and investments, taking into consideration the credit limits and credit analysis of financial institutions, avoiding credit concentration, i.e., the credit risk is monitored and minimized by restricting negotiations to a select group of highly rated counterparties.

The selection process for financial institutions authorized to operate as counterparties of the Company is set forth in the Credit Risk Policy, which also establishes exposure limits for each counterparty based on each counterparty's risk rating and capitalization.

Any deposits or cash available, must be kept in accounts with top tier banks, or banks with a high credit rating in the respective country. Any position of a short-term nature (less than six months) should be considered as a deposit or cash.

Counterparty risk must be managed by the Company globally, with product limits established by the treasury area, considering: (i) the counterparty’s credit rating (ii) the transaction term (iii) the amount; and (iv) the split between assets and liabilities, in the absence of a clearing clause in derivative contracts. The counterparty risk is reassessed on a quarterly basis.

The carrying amounts of cash and cash equivalents, investment securities, trade receivables excluding prepaid expenses, recoverable taxes and derivative financial instruments are disclosed net of provisions for impairment and represent the maximum exposure to credit risk as at December 31, 2023. As at December 31, 2023, there was no concentration of credit risk on any counterparties in excess of the limits established by the Company's Credit Risk Policy.

28.4.3	Liquidity Risk

Historically, the Company’s primary sources of cash flow have been cash flow from operating activities, the issuance of debt, bank borrowings and equity securities. Ambev’s material cash requirements have included the following: debt servicing; capital expenditure; investments in companies; increases in the ownership of Ambev’s subsidiaries or companies in which it holds equity investments; share buyback programs; and payments of dividends and interest on shareholders’ equity.

The Company believes that cash flows from operating activities, cash and cash equivalents and short-term investments, together with derivatives and access to loan facilities are sufficient to finance capital expenditures, financial liabilities, and dividend payments in the future.

	2023
	Carrying amount	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Trade and other payables (i)	36,817.8	38,453.7	35,522.5	439.9	10.6	808.6	1,672.1
Secured bank loans	126.5	177.8	26.7	25.2	25.2	50.4	50.4
Other secured loans (ii)	415.7	594.7	156.0	171.2	134.2	79.4	53.9
Lease liabilities	2,958.9	3,473.0	1,344.0	608.3	552.6	452.6	515.5
	40,318.9	42,699.2	37,049.2	1,244.6	722.6	1,390.9	2,291.8

	2022
	Carrying amount	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Trade and other payables (i)	39,354.4	40,656.4	36,818.5	86.8	1,275.1	1,008.4	1,467.6
Secured bank loans	180.8	245.7	68.2	26.4	25.2	50.4	75.5
Other secured loans (ii)	472.5	759.1	169.9	156.7	151.6	165.4	115.5
Lease liabilities	3,117.4	3,657.4	962.9	1,008.4	621.0	696.9	368.2
	43,125.1	45,318.6	38,019.5	1,278.3	2,072.9	1,921.1	2,026.8

(i)	Mainly includes amounts related to suppliers, taxes, fees and contributions payables, dividends, and interest on equity payable, salaries and charges, put options related to the Company’s participation in subsidiaries and other liabilities, except for related parties, with payment term of less than one year.

(ii)	Nomenclature modified to Other secured loans, including for comparative purposes.

28.4.4 Capital management

The Company is continuously optimizing its capital structure in order to maximize shareholder value while maintaining the desired financial flexibility to execute its strategic projects. Besides the statutory minimum equity funding requirements applicable to the Company’s subsidiaries in different countries, the Company is not subject to any externally imposed capital requirements. When analyzing the capital structure, the Company uses the same debt ratings and capital classifications applied to the financial statements.

The company evaluates its net debt in order to guarantee the continuity of its business in the long term.

	2023	2022
Assets
Interest-bearing loans and borrowings current and non-current	3,501.1	3,770.7
(-) Financial assets at fair value through profit or loss	(277.2)	(454.5)
(-) Cash and cash equivalents less bank overdraft	(16,059.0)	(14,852.1)
Net debt	(12,835.1)	(11,535.9)

28.5 Offsetting financial assets and liabilities

For financial assets and liabilities subject to settlement agreements on a net basis or similar agreements, each agreement between the Company and the counterparty allows this type of settlement when both parties opt for this. In the absence of such a decision, the assets and liabilities will be settled at their gross amounts, but each party will have the option to settle on a net basis, in case of a default by the counterparty.

28.6 Risks management of climate change and the sustainability strategy

The Company’s operations, there is an inherent exposure to certain risks related to climate change, and relevant ESG (Environmental, Social and Governance) aspects. As the events mentioned in this section are highly uncertain, the Company cannot determine their financial impact at this moment. Any mentioned impacts may result in a material adverse effect on our business, liquidity, financial condition, and results of operations. The Company continues to manage liquidity and capital resources with discipline to meet the costs of the eventual materialization of such risks. In the period finished in December 31, 2023, the Management considered as main risks the points below.

28.6.1 Commodities prices

There is a growing concern that the currently level of carbon dioxide and other greenhouse gases in the atmosphere have adverse impacts on global temperatures, weather patterns and the frequency and severity of extreme weather and natural disasters, such as droughts, floods, unseasonal rains, tropical cyclones, among others. In the event the climate changes have a negative effect on agricultural productivity, the Company may be subject to decreased availability or less favorable pricing for certain agricultural commodities that are necessary for our products, such as barley, hops, sugar and corn. In addition, public expectations for reductions in greenhouse gas emissions could result in increased energy, transportation and raw material costs and may require us to make additional investments in facilities and equipment due to increased regulatory pressures. As a result, the effects of climate change could have a long-term, material adverse impact on our business and results of operations.

28.6.2 Water crisis

The Company also face water scarcity and quality risks. The availability of clean water is a limited resource in many parts of the world, facing unprecedented challenges from climate change and the resulting change in precipitation patterns and frequency of extreme weather, overexploitation, increasing pollution, and poor water management. The Company has implemented an internal strategy in order to considerably reduce the use of water in your operative plants. However, as demand for water continues to increase around the world, and as water becomes scarcer and the quality of available water deteriorates, we may be affected by increasing production costs or capacity constraints, which could adversely affect our business and results of operations.

Droughts can cause barley crop failures, especially in South America, where most barley is rain-fed. The meteorological droughts (short-term, precipitation-impacted droughts) can significantly affect barley crop performance. As a result, the effects of climate change could have a substantial long-term detrimental impact on the Company's business and operating results.

28.6.3 Environmental regulations

The Company’s operations are subject to a wide range of Brazilian federal, state and municipal safety and environmental laws and regulations related to licenses or authorizations necessary to our business, as well as use of water resources and management of solid waste and take-back scheme obligations.

The Company activities require the constant obtaining and renewal of environmental licenses, in which the production units operation depends. Technical difficulties or failure to meet license renewal terms and the requirements of environmental agencies may have adverse effects on our business, as we may be subject to (i) the imposition of several administrative penalties (such as fines, interruption or shutdown of activities, license cancellation, among others). (ii) payment of recovering costs to of degraded areas and (iii) accountability in the civil, administrative and criminal spheres, depending on the case.

There is no guarantee that the Company, even if it adopts adequate practices and processes, will not incur environmental liability or that these applicable environmental laws and regulations will not change or become stricter in the future. Accordingly, non-compliance with applicable laws and the technical conditions established in licenses and permits may harm the Company's reputation, results of operations and financial health.

28.6.4 Social

The Company is subject to obligations regarding the respect for human rights of all stakeholders, which may lead the Company to incur additional costs as well as significant contingencies relating to social issues. In general, social risks arise from the potential and actual adverse impacts of its business activities on the human rights of all stakeholders involved in its operation, including its own employees, consumers, suppliers, investors and the local community where the Company operates, whether directly or indirectly connected to its activities.

If the Company does not adopt well-structured and integrated long-term planning initiatives to promote diversity, equality and inclusion, both in its workforce and in the composition of statutory bodies and leadership, it may be challenged, including in court, about the absence of clear goals and effective actions in this area.

There is no guarantee that the Company will be able to adequately manage the social risks mentioned above in compliance with all national and international parameters and guidelines, which, consequently, may eventually harm the Company's operating results and reputation and expose it to legal and regulatory risks, which may materialize in different ways.

Accounting policies

Classification and measurement

Financial assets (except for accounts receivable without a significant financing component) or financial liabilities are initially measured at fair value, plus, for an item not measured at fair value through profit or loss, transaction costs directly attributable to their acquisition or issue.

Financial assets

The Company classifies its financial assets on initial recognition, depending on the business model used to manage the financial assets and the contractual terms of the cash flows, under the following measurement categories: (i) at amortized cost; (ii) at fair value through profit or loss; (iii) at fair value through other comprehensive income (“FVOCI”).

Financial assets are not reclassified subsequently to initial recognition, unless the Group changes the business model for the management of financial assets, in which case all impacted financial assets are reclassified on the first day of the post-change business model.

Financial assets are derecognized when the contractual rights to receive the cash flows from the asset has expired or are transferred in a transaction in which substantially all the risks and benefits of ownership of the financial asset are transferred by the Company.

On December 31, 2023, and 2022, the Company did not have any financial assets classified in the fair value through other comprehensive income category.

a) Amortized cost

The Company classifies financial assets as measured at amortized cost only when two criteria are satisfied:

i) The financial asset is held within a business model whose objective is to receive the contractual cash flows; and

ii) The contractual terms generate, on specific dates, cash flows that relate only to the payment of principal and interest on the principal amount outstanding.

b) Fair value through profit or loss

All financial assets not classified by the Company as measured at amortized cost or FVOCI and financial assets in which their cash flows do not represent exclusively payments of principal and interest, are classified at fair value through profit or loss. This category also includes debt instruments with cash flow characteristics which are not held within a business model with the objective either to collect contractual cash flow, or both to collect contractual cash flow and for sale.

c) Fair Value through Other Comprehensive Income

Debt instruments at FVOCI, with gains or losses recycled to profit or loss on derecognition. The financial assets in this category are the Company’s listed debt instruments thar are held within a business model either to collect cash flow or for sale.

Equity instruments designated at FVOCI, without remeasurement of gains or losses to the profit or loss upon derecognition. This category includes only equity instruments which the Company intends to hold for the foreseeable future, and which it has irrevocably elected to classify thus upon their initial recognition or transition. These instruments are not subject to impairment testing.

Financial liabilities

The Company classifies its financial liabilities, depending on the purpose for which the financial liabilities were entered into, in the following categories:

i) measured at amortized cost.

ii) measured at fair value through profit or loss.

Financial liabilities are derecognized when contractual obligations are removed, cancelled or expired. The difference between the written-off carrying amount and the consideration paid (including assets transferred or liabilities assumed) is recognized in profit or loss for the year.

All financial liabilities are initially measured at fair value, net of transaction costs incurred, and are subsequently measured at amortized cost and adjusted using the effective interest rate method. Derivative instruments, remain classified in the fair value through profit or loss category.

Hedge accounting

The company designates certain derivatives as hedging instruments to hedge the risk related to the variability of foreign exchange rates, interest rates and commodity prices and are not used for speculative purposes. Derivative financial instruments, that are contracted to protect against the exposure, but that do not meet all of the hedge accounting requirements, will be recognized at fair value through profit or loss.

Derivative financial instruments are initially recognized at fair value. The fair value of derivative financial instruments can be obtained from market prices or from pricing models that reflect current market rates, as well as the credit quality of the counterparty.

Subsequently to initial recognition, derivative financial instruments are remeasured to their fair value as at the date of the financial statements. Changes in the fair values of derivative financial instruments are recognized in current income, except when these instruments are cash flow hedges or net investment hedges, where portions of gains or losses on the hedge instrument defined as effective hedge are recognized in comprehensive income. The hedge designated instrument is the effective element present term contract, which only the present element value change is recognized in comprehensive income, The term element, which can be separated and excluded from the financial instrument designation as hedge instrument is recognized in financial result, in accordance with IFRS 9 - Financial Instruments.

The company contracts commodities derivatives which have similar terms to the hedged items and applies component hedging to its commodities. The hedged component is contractually specified and matches with what is defined in the derivative contract, and therefore the hedge ratio is always 1:1. At the beginning of the hedge operation, the Company prepares formal documentation for the operation including: (i) the objective of the hedge, (ii) the type of hedge, (iii) the risk management strategy, (iv) the nature of the risk to be hedged, (v) the identity of the hedged item, (vi) the identity of the hedging instrument, and (vii) the prospective demonstration of effectiveness.

Hedge effectiveness is measured on a qualitative basis. Whenever the terms do not match, the Company uses the hypothetical derivatives method to assess the hedge effectiveness. Therefore, usually causes of ineffectiveness include changes in the timing of forecast transactions, changes in the quantity of the commodity to be hedged, or changes in the credit risk of either party to the derivative contract.

a) Cash flow hedge

Cash flow hedges are used to protect the cash flow exposure of a recorded asset or liability, or the foreign currency risk or commodity price variations associated with a highly probable transaction. The effective portion of any (gain or loss) on the derivative financial instrument is recognized directly in the comprehensive income statement (cash flow hedge reserve) and will be reclassified from the cash flow hedge reserve to the same line item within which and the same period during which the cash flow futures were hedged impacted the result. The ineffective portion of any gain or loss is recognized immediately in the current income statement, in the financial result.

When a hedging instrument or a hedging relationship is terminated, but the hedged transaction is still expected to occur, the cumulative gains and losses (up to the date of termination) remain within comprehensive income, being reclassified in accordance with the above practice, when the transaction being protected occurs. If the hedged transaction is no longer probable, the accumulated gains and losses recognized in comprehensive income are reclassified immediately to the current income statement.

b) Fair value hedge

Fair value hedges are used to protect the Company's net debt from variations in exchange rates and interest rates. The Company's cash and debt positions in foreign currency are continually monitored to identify new exposures.

When a derivative is intended to hedge the variability in the fair value of a recognized asset or liability, or of a firm commitment, any resulting (gain or loss) on the hedging instrument is recognized in profit or loss. The carrying amount of the hedged item is also adjusted for changes in the fair value related to the risk being hedged, with any gain or loss being recognized in the income statement.

c) Net investment hedge

The net investment hedge is used to mitigate the exposure to exchange differences resulting from the conversion of the net investment, or part of it, in the Company's subsidiaries abroad, by balance sheet conversion quota.

When a non-derivative foreign currency liability hedges a net investment in a foreign operation, exchange differences arising on the translation of the liability into the functional currency are recognized directly in other comprehensive income (translation reserves). Any ineffectiveness is recognized immediately in profit or loss.

When a derivative financial instrument hedges a net investment in a foreign operation, the portion of the gain or loss on the hedging instrument that is determined to be effective is recognized directly in other comprehensive income (translation reserves), while the ineffective portion is reported in profit or loss.

28.8.4 Derivatives at fair value through profit or loss

Certain derivative financial instruments do not qualify for hedge accounting. Changes in the fair values of any of those derivative financial instruments are recognized immediately in profit or loss of exercise.

28.8.5 Impairment of financial assets

At the end of each reporting period basis, Management performs impairment testing for financial assets or groups of financial assets. If a trigger event occurs, a financial asset or group of financial assets will be deemed to be impaired. An asset or group of financial assets is deemed impaired, and impairment losses are recorded, only if there is evidence of impairment as a result of one or more events occurring after the initial recognition of the assets (a "loss event") and that event (or events) has an impact on the estimated future cash flow from the financial asset or group of financial assets and can be estimated reliably.

28.8.6 Classification of fair value

IFRS 13 defines the fair value as the price that would be received for the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The definition of the fair value of financial instruments is based principally on market conditions existing at the date of each balance sheet. Pursuant to IFRS 13, financial instruments measured at fair value shall be classified within the following categories:

Level 1: quoted prices (unadjusted) in active markets available to the entity for identical assets or liabilities.

Level 2: fair value of financial instruments which are not traded in an active market, using other techniques for which all inputs that have a significant effect on the recorded fair value are observable, either directly or indirectly.

Level 3: if one or more of the significant data are not based on observed market data, the Company uses techniques that cover data that have a significant effect on the recorded fair value, which are not based on observed market data.